Going Concern (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended			12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 29, 2017	Nov. 30, 2019	Aug. 31, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
Cash				$ 100,000	$ 2,100,000		$ 2,100,000
Working capital deficit				(18,500,000)	(15,900,000)		(15,900,000)
Net Loss				(2,556,000)		$ (2,246,000)	(18,700,000)	$ (16,823,000)
Gross profit				3,314,000		3,386,000	3,300,000	5,500,000
Net non-charge charges and gains				(219,000)		(957,000)	10,800,000
Accumulated deficit				(47,506,000)	(44,950,000)		(44,950,000)	(26,223,000)
Working capital changes				800,000			6,000,000
Proceeds from initial public offering, net of costs
Net cash used in operating activities				(1,495,000)	$ 500,000	$ (1,590,000)	$ (2,086,000)	$ (9,538,000)
Stock Option [Member]
Proceeds from initial public offering, net of costs			$ 10,900,000
Proceeds from initial public offering			$ 12,000,000
Convertible Debt [Member]
Proceeds from initial public offering, net of costs	$ 3,300,000	$ 8,400,000
Proceeds from initial public offering	$ 3,750,000	$ 9,000,000
Principal amount				6,800,000
Convertible notes payable				$ 2,700,000
January 2020 [Member] | Subsequent Event [Member]
Description for recurring gross profit in exchange				The Company assigned approximately 60% of its customer contracts representing approximately 50% of its recurring gross profit in exchange for $9.7 million in cash and expects to receive $9.5 million ratably over the four years following the transaction close, subject to certain closing conditions. The Company will transfer $1.7 million of working capital after closing the transaction and approximately $6 million of the Company’s annualized gross profit.